Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Deferred Tax Assets

The Company’s net deferred tax assets are as follows:

	December 31,
	2024	2023
Deferred tax asset
Net operating loss carryforward	$—	$—
Startup/Organization Expenses	217,481	121,654
Total deferred tax asset	217,481	121,654
Valuation allowance	(217,481)	(121,654)
Deferred tax asset, net of allowance	$—	$—

Schedule of Income Tax Provision

The income tax provision consists of the following:

	For the Year Ended December 31,
	2024	2023
Federal
Current	$218,087	$450,960
Deferred	(105,321)	(56,079)
State
Current	$—	$—
Deferred	—	—
Interest and penalties	14,550	—
Change in valuation allowance	105,321	56,079
Income tax provision	$232,637	$450,960

Schedule of Effective Income Tax Rate

A reconciliation of the Company’s statutory income tax rate to the Company’s effective income tax rate is as follows (in thousands):

	For the Year Ended December 31,
	2024	2023
Income at U.S. statutory rate	21.00%	21.00%
State taxes, net of federal benefit	0.00%	0.00%
Transaction costs	9.36%	0.00%
Interest and penalties	3.92%	0.00%
Change in valuation allowance	28.35%	2.98%
Effective income tax rate	62.63%	23.98%